AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 29, 2002
                                                SECURITIES ACT FILE NO. 33-12213
                                       INVESTMENT COMPANY ACT FILE NO. 811-05037

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:                     [X]

         Pre-Effective Amendment No. ___                                     [ ]

         Post-Effective Amendment No. 139                                    [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:             [X]

         Amendment No. 140                                                   [X]

                        (Check Appropriate Box or Boxes)

                        PROFESSIONALLY MANAGED PORTFOLIOS
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                    (Address of Principal Executive Offices)
                                 (626) 914-7373
               Registrant's Telephone Number, Including Area Code

                               Steven J. Paggioli
                        Professionally Managed Portfolios
                         2020 E. Financial Way, Ste. 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                                 WITH A COPY TO:

                                  Julia Allecta
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor.
                          San Francisco, CA 94103-0441


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b).
[X]   on July 30, 2002 pursuant to paragraph (b).
[ ]   60 days after filing pursuant to paragraph (a)(1).
[ ]   on (date) pursuant to paragraph (a)(1).
[ ]   75 days after filing pursuant to paragraph (a)(2).
[ ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment




                                  [LOGO] HESTER
                                TOTAL RETURN FUND

                                   Prospectus

                                  July 30, 2002





  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.




                            HESTER TOTAL RETURN FUND

                  a series of Professionally Managed Portfolios



    The Hester Total Return Fund is a mutual fund that seeks to realize the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk.


       The Fund's investment advisor is Hester Capital Management, L.L.C.



                  The date of this Prospectus is July 30, 2002




                                Table of Contents



AN OVERVIEW OF THE FUND .......................................................1
PERFORMANCE....................................................................2
FEES AND EXPENSES..............................................................3
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS STRATEGIES......................4
PRINCIPAL RISKS OF INVESTING IN THE FUND.......................................5
INVESTMENT ADVISOR.............................................................6
SHAREHOLDER INFORMATION........................................................6
PRICING OF FUND SHARES........................................................10
DIVIDENDS AND DISTRIBUTIONS...................................................11
TAX CONSEQUENCES..............................................................11
FINANCIAL HIGHLIGHTS..........................................................12
PRIVACY NOTICE................................................................13



                            Hester Total Return Fund

AN OVERVIEW OF THE FUND
WHAT IS THE FUND'S  The Fund  seeks to  realize  the  combination  of income and
INVESTMENT GOAL?    capital  appreciation  that will  produce the maximum  total return consistent with reasonable risk.


WHAT ARE THE FUND'S The Fund invests in equity and higher  quality fixed- income
PRINCIPAL           securities.  The  percentage  of  assets  allocated  between
INVESTMENT          equity and fixed- income  securities is flexible rather than
STRATEGIES?         fixed.  Because the Fund seeks to produce the maximum  total
                    return   consistent  with  reasonable  risk,  a  significant
                    portion of the Fund's assets has historically been allocated to common stocks.  The Advisor  focuses on the common stocks
                    of   companies   that   have  a  medium   to  large   market
                    capitalization.  The Advisor uses  fundamental  research and analysis to determine which particular stocks to purchase or sell.  Fixed-income  securities  include  U.S.  Treasury and
                    agency    obligations   as   well   as   asset-backed    and
                    investment-grade corporate securities.



WHAT ARE THE        There  is the  risk  that  you  could  lose  money  on  your
PRINCIPAL RISKS OF  investment in the Fund. The following risks could affect the
INVESTING IN        value of your investment:
THE FUND?

                    o    The stock market goes down
                    o Interest rates rise which can result in a decline in both the equity and fixed-income markets
                    o Securities of medium sized companies involve greater risk of loss than investing in larger companies
                    o Stocks in the Fund's portfolio may not increase their earnings at the rate anticipated

WHO MAY WANT TO
INVEST IN THE FUND? The Fund may be appropriate for investors who:

                    o    Are pursuing a long-term goal such as retirement
                    o Are seeking total return from both capital gains and income
                    o Are willing to accept a moderate degree of market volatility

                    The Fund may not be appropriate for investors who:

                    o Are pursuing a short-term goal
                    o Are seeking a steady level of income


Hester Total Return Fund

PERFORMANCE


The following performance information indicates some of the risks of investing in the Fund. The bar chart shows how the Fund's total return has varied from year to year. The table shows the Fund's average annual total return over time compared with broad-based market indices as well as with a "blended" index. Remember, the Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.


Calendar Year Total Returns*

1999:   15.07%
2000:    6.80%
2001:   -2.74%


* The Fund's year-to-date return as of 6/30/02 was -13.92%. Prior to September 30, 1998, the Fund was advised by a different investment manager. Performance from October 12, 1988, the inception date of the Fund, to September 1, 1998 is not shown.

During the period shown in the bar chart, the Fund's highest quarterly return was 16.15% for the quarter ended December 31, 2001 and the lowest quarterly return was -14.15% for the quarter ended September 30, 2001.

            Average Annual Total Returns as of December 31, 2001 (1)

                                                                       Since
                                                  1 Year   3 Years  Inception(1)
                                                  ------   -------  ------------

Hester Total Return Fund

     Return Before Taxes                           -2.74%   6.12%   10.76%
     Return After Taxes on Distributions (1)       -3.83%   4.29%    8.45%
     Return After Taxes on Distributions and       -1.69%   4.68%    7.93%
         Sale of Fund Shares (2)
S&P 500 Index (3)                                 -11.87%  -1.03%   5.11%

Lehman Brothers Intermediate

Government/Credit Index (4)                         8.96%   6.40%    5.99%
Blended Index - S&P 500 Index and Lehman Brothers
Intermediate Government/Credit Index (5)           -6.66%   0.83%    5.33%


(1) Prior to September 30, 1998, the Fund was advised by a different investment manager. Performance from October 12, 1988, the inception date of the Fund, to September 1, 1998 is not shown.
(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(3) The "Return After Taxes on Distributions and Sale of Fund Shares" is higher because it assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.
(4) The S&P 500 Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(5) The Lehman Brothers Intermediate Government/Credit Index includes all investment grade government and corporate bonds with a maturity between 1 and 10 years. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.
(6) These figures represent a blend of the performance of both the S&P 500 Index (75%) and the Lehman Brothers Intermediate Government/Credit Index (25%). This combined index was created by the Advisor because it reflects the asset allocation between equity and fixed-income securities that the Fund intends to maintain in the coming fiscal year. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.


FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases........................... None
Maximum deferred sales charge (load)....................................... None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)


Management Fees........................................................... 0.70%
Other Expenses............................................................ 0.89%
                                                                           -----
Total Annual Fund Operating Expenses...................................... 1.59%
                                                                           =====


Example

     This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under the assumptions, your costs would be:


One Year ...................................             $   162
Three Years ................................             $   502
Five Years .................................             $   866
Ten Years ..................................             $ 1,889


INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENTS STRATEGIES

     The goal of the Fund is to seek the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk.

     The Advisor has the flexibility to select among different types of investments for growth and income and to alter the composition of the Fund's portfolio as economic and market trends change. The Fund may invest all of its assets in either equity securities or in fixed-income debt securities. During the Fund's last fiscal year and as of the date of this Prospectus, in excess of 75% of the Fund's assets has been invested in shares of common stock.

     In selecting equity investments for the Fund, the Advisor uses fundamental analysis. The Advisor focuses on stocks of companies:

o that have a market capitalization equal to or in excess of $500 million (commonly known as "mid-cap" stocks)

o that have a market capitalization in excess of $5 billion (commonly known as "large-cap" stocks).

     The Advisor expects that, under normal market conditions, the Fund's equity holdings may include investments in 45 to 50 companies.

     The Advisor will sell securities in the Fund's portfolio when, in their opinion, there has been a deterioration in a company's fundamentals or when the security has reached the price targeted by the Advisor.

     Fixed-income securities held by the Fund are expected to include U.S. Treasury and agency obligations, asset-backed securities and investment grade corporate debt securities. Investment grade debt securities are generally considered to be those rated Baa or better by Moody's Investors Service, Inc. ("Moody's") or BBB or better by Standard & Poor's Ratings Group ("S&P"), or if unrated, determined by the Advisor to be of equal quality. Securities which are rated Baa by Moody's or BBB by S&P, the lowest tier of investment grade, are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Typically, the average maturity for the fixed-income portion of the Fund's portfolio would be between two and ten years. However, the Fund may purchase fixed-income securities with longer maturity periods, such as thirty-year U.S. Government bonds.

     The Fund anticipates that it will have a low rate of portfolio turnover. This means that the Fund has the potential to be a tax efficient investment. This should result in the realization and the distribution to shareholders of lower capital gains, which would be considered tax efficient. This anticipated lack of frequent trading may also lead to lower transaction costs, which could help to improve performance.


     Under normal market conditions, the Fund will stay fully invested in stocks or bonds. However, the Fund may temporarily depart from its principal investment strategies by making short-term investments in cash equivalents such as, certificates of deposits, bankers' acceptances, time deposits, commercial paper or short-term notes, in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND

     The principal risks of investing in the Fund that may adversely affect the Fund's net asset value or total return have previously been summarized under "An Overview of the Fund." These risks are discussed in more detail below.

     Market Risk. The risk that the market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.


     Medium-Size Company Risk. The risk of investing in securities of medium-sized companies may involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies. Such companies may have limited product lines, markets or financial resources and their securities may have limited market liquidity.


     Debt Securities Risk. The market value of debt securities are sensitive to prevailing interest rates. Generally, when interest rates rise, the debt security's value declines and when interest rates decline, its market value rises. Generally, the longer the remaining maturity of a security, the greater the effect of interest rate changes on the market value of the security. In addition, changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness affect the market value of debt securities of that issuer.

INVESTMENT ADVISOR


     Hester Capital Management, L.L.C. is the investment advisor to the Fund. The Advisor's address is 1301 South Mo-Pac Expressway, Suite 350, Austin, TX 78746. The Advisor provides investment advisory services to individual and institutional investors, with assets under management of approximately $700 million. The Advisor provides the Fund with advice on buying and selling securities. The Advisor also furnishes the Fund with office space and certain administrative services and provides most of the personnel needed by the Fund. For its services, the Fund pays the Advisor a monthly investment advisory fee based upon the Fund's average daily net assets. For the fiscal year ended March 31, 2002, the Advisor received advisory fees of 0.70% of the Fund's average daily net assets.


Portfolio Managers

     Mr. I. Craig Hester, C.F.A., C.I.C., President of the Advisor, and Mr. John
E. Gunthorp, C.F.A., C.I.C., Executive Vice President of the Advisor, are responsible for the management of the Fund's portfolio. Each has been associated with the Advisor for more than the past ten years.

Fund Expenses

     The Fund is responsible for its own operating expenses. The Advisor may reimburse the Fund at any time in order to reduce the Fund's expenses. Any reduction in advisory fees or payment of expenses made by the Advisor are subject to reimbursement by the Fund if requested by the Advisor in subsequent fiscal years. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Trustees. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

SHAREHOLDER INFORMATION

How to Buy Shares

     You may open a Fund account with $1,000 and add to your account at any time with $250 or more. You may open a retirement plan account with $500 and add to your account at any time with $100 or more. After you have opened a Fund account, you also may make automatic subsequent monthly investments with $25 or more through the Automatic Investment Plan. The minimum investment requirements may be waived from time to time by the Fund.

     You may purchase shares of the Fund by check or wire. All purchases by check must be in U.S. dollars. Third party checks and cash will not be accepted. A charge may be imposed if your check does not clear. The Fund does not issue share certificates. The Fund reserves the right to reject any purchase in whole or in part.

By Check

     If you are making an initial investment in the Fund, simply complete the Account Application included with this Prospectus and mail it with a check made payable to "Hester Total Return Fund" to:


   FOR REGULAR MAIL DELIVERY
   Hester Total Return Fund
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701

   FOR OVERNIGHT DELIVERY
   Hester Total Return Fund
   c/o U.S. Bancorp Fund Services, LLC
   615 E. Michigan Street, 3rd Floor
   Milwaukee, WI 53202-5207


     If you are making a subsequent purchase, a stub is attached to the account statement you will receive after each transaction. Detach the stub from the statement and mail it together with a check made payable to "Hester Total Return Fund" to the Fund in the envelope provided with your statement or to the address noted above. Your account number should be written on the check.

By Wire

     If you are making an initial investment in the Fund, before you wire funds you should call the Transfer Agent at (866) 811-0215 between 9:00 a.m. and 4:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading to advise them that you are making an investment by wire. The Transfer Agent will ask for your name and the dollar amount you are investing. You will then receive your account number and an order confirmation number. You should then complete the Account Application included with this Prospectus. Include the date and the order confirmation number on the Account Application and mail the completed Account Application to the address at the top of the Account Application. Your bank should transmit immediately available funds by wire in your name to:


U.S. Bank, NA
ABA Routing Number 042000013
For credit to U.S. Bancorp Fund Services, LLC
DDA #112-952-137 For further
credit to Hester Total Return Fund
[shareholder name and account number]


     If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Transfer Agent. Your bank may charge you a fee for sending a wire to the Fund.

Through Brokers

     You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Automatic Investment Plan

     For your convenience, the Fund offers an Automatic Investment Plan. Under this Plan, after your initial investment, you authorize the Fund to withdraw from your personal checking account each month an amount that you wish to invest, which must be at least $25. If you wish to enroll in this Plan, complete the appropriate section in the Account Application. The Fund may terminate or modify this privilege at any time. You may terminate your participation in the Plan at any time by notifying the Transfer Agent in writing.

Retirement Plans


     The Fund offers an Individual Retirement Account ("IRA") plan. You may obtain information about opening an IRA account by calling the Transfer Agent at
(866) 811-0215.


How to Sell Shares

     You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business.

     You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:


   Hester Total Return Fund
   c/o U.S. Bancorp Fund Services, LLC
   P.O. Box 701
   Milwaukee, WI 53201-0701


     To protect the Fund and its shareholders, a signature guarantee is required for all written redemption requests over $5,000. Signature(s) on the redemption request must be guaranteed by an "eligible guarantor institution." These include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

     If you complete the Redemption by Telephone portion of the Account Application, you may redeem all or some of your shares by calling the Transfer Agent at (866) 811-0215 between the hours of 9:00 a.m. and 4:00 p.m., Eastern time. Redemption proceeds will be mailed on the next business day to the address that appears on the Transfer Agent's records. If you request, redemption proceeds will be wired on the next business day to the bank account you designated on the Account Application. The minimum amount that may be wired is $1,000. Wire charges, if any, will be deducted from your redemption proceeds. Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request. If you have a retirement account, you may not redeem shares by telephone.

     When you establish telephone privileges, you are authorizing the Fund and its Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application. Before executing an instruction received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these procedures, they will not be liable for any loss, expense, or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon at least 60 days' notice to shareholders.

     You may request telephone redemption privileges after your account is opened by calling the Transfer Agent at (866) 811-0215 for instructions.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

     Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this prospectus. If you made your initial investment by wire, payment of your redemption proceeds for those shares will not be made until one business day after your completed Account Application is received by the Fund. If you did not purchase your shares with a certified check or wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     The Fund may redeem the shares in your account if the value of your account is less than $1,000 as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $1,000 before the Fund makes an involuntary redemption. You will then have 30 days in which to make an additional investment to bring the value of your account to at least $1,000 before the Fund takes any action.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Program

     As another convenience, you may redeem your Fund shares through the Systematic Withdrawal Program. If you elect this method of redemption, the Fund will send you a check in a minimum amount of $100. You may choose to receive a check each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this Program. This Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Program at any time by writing to the Transfer Agent.


     A withdrawal under the Program involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.


PRICING OF FUND SHARES

     The price of the Fund's shares is based on the Fund's net asset value. This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The Fund's assets are the market value of securities held in its portfolio, plus any cash and other assets. The Fund's liabilities are fees and expenses owed by the Fund. The number of Fund shares outstanding is the amount of shares which have been issued to shareholders. The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is based on the net asset value next calculated after your order is received by the Transfer Agent with complete information and meeting all the requirements discussed in this Prospectus.

     The net asset value of the Fund's shares is determined as of the close of regular trading on the NYSE. This is normally 4:00 p.m., Eastern time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).

DIVIDENDS AND DISTRIBUTIONS


     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.

     All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date for the distribution.

TAX CONSEQUENCES

     The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

     If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.


     By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


FINANCIAL HIGHLIGHTS

     This table shows the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment in the Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information has been audited by Tait, Weller & Baker, independent accountants. Their report and the Fund's financial statements are included in the Annual Report, which is available upon request.


For a capital share outstanding throughout each year
                                                                      Year Ended March 31,
                                             --------------------------------------------------

                                               2002    2001     2000     1999    1998     1997
-----------------------------------------------------------------------------------------------
Net asset value, beginning of year ..........$32.65   $40.66   $38.24   $35.26  $26.13  $27.76
                                             ------   ------   ------   ------  ------  ------

Income from investment operations:
     Net investment income ..................  0.04     0.16     0.06     0.15    0.16    0.18
     Net realized and unrealized gain (loss)
       on investments .......................  3.06    (4.37)    6.48     3.62    9.61    0.14
                                               ----    ------    ----     ----    ----    ----
Total from investment operations ............  3.10    (4.21)    6.54     3.77    9.77    0.32
                                               ----    ------    ----     ----    ----    ----

Less distributions:
     From net investment income ............. (0.06)   (0.10)   (0.11)   (0.05)  (0.15)  (0.28)
     From net realized gain ................. (0.93)   (3.70)   (4.01)   (0.74)  (0.49)  (1.67)
                                              ------   ------   ------   ------  ------  ------

Total distributions ......................... (0.99)   (3.80)   (4.12)   (0.79)  (0.64)  (1.95)
                                              ------   ------   ------   ------  ------  ------

Net asset value, end of year ................$34.76   $32.65   $40.66   $38.24  $35.26  $26.13
                                             ======   ======   ======   ======  ======  ======

Total return ................................  9.63%  (11.31)%  18.34%   10.94%  37.65%   1.10%

Ratios/supplemental data:
Net assets, end of year (millions) .......... $14.4    $12.6    $12.9    $11.2   $10.9    $9.9

Ratio of expenses to average net assets .....  1.59%    1.51%    1.46%    1.57%   1.59%   1.83%
Ratio of net investment income to average net
     assets .................................
                                               0.11%    0.31%    0.15%    0.41%   0.48%   0.62%

Portfolio turnover rate .....................  9.80%   20.85%   25.93%   25.71%   9.38%  40.87%




PRIVACY NOTICE

     The Fund and the Advisor collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non- public personal information.


In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.



                               Investment Advisor
                        HESTER CAPITAL MANAGEMENT, L.L.C.

                               Four Barton Skyway
                     1301 South Mo-Pac Expressway, Suite 350
                                Austin, TX 78746

                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                             615 E. Michigan Street
                               Milwaukee, WI 53202

                                    Custodian
                         U.S. BANK, NATIONAL ASSOCIATION
                                425 Walnut Street
                              Cincinnati, OH 45201

                                 Transfer Agent
                         U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (866) 811-0215

                             Independent Accountants
                              TAIT, WELLER & BAKER
                         8 Penn Center Plaza, Suite 800
                             Philadelphia, PA 19103

                                  Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105




                            HESTER TOTAL RETURN FUND
                  a series of Professionally Managed Portfolios

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund and is incorporated by reference into this Prospectus. You can get free copies of reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:


                         U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

                            Telephone: 1-866-811-0215

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-202-942-8090. Reports and other information about the Fund are also available:

o Free of charge from the Commission's EDGAR database on the Commission's Internet website at http://www.sec.gov., or
o For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-0102, or
o For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.


                 (The Trust SEC Investment Company Act file number is 811-05037)


                       STATEMENT OF ADDITIONAL INFORMATION

                                  July 30, 2002


                            HESTER TOTAL RETURN FUND
                                   a series of
                        PROFESSIONALLY MANAGED PORTFOLIOS

                               Four Barton Skyway
                     1301 South Mo-Pac Expressway, Suite 350
                                Austin, TX 78746

                                 (866) 811-0215


     This Statement of Additional Information ("SAI") is not a prospectus and it should be read in conjunction with the Prospectus dated July 30, 2002, as may be revised, of the Hester Total Return Fund (the "Fund"), a series of Professionally Managed Portfolios (the "Trust"). Hester Capital Management, L.L.C. (the "Advisor") is the advisor to the Fund. A copy of the Fund's Prospectus is available by calling the number listed above.

     The Fund's financial statements for the fiscal year ended March 31, 2002, are incorporated herein by reference to the Fund's Annual Report dated March 31,2002. A copy of the Annual Report may be obtained without charge by calling or writing the Fund as shown above.


                                          TABLE OF CONTENTS


THE TRUST....................................................................B-2
INVESTMENT OBJECTIVE AND POLICIES............................................B-2
INVESTMENT RESTRICTIONS.....................................................B-10
DISTRIBUTIONS AND TAX INFORMATION...........................................B-12
TRUSTEES AND EXECUTIVE OFFICERS.............................................B-14
THE FUND'S INVESTMENT ADVISOR...............................................B-19
THE FUND'S ADMINISTRATOR....................................................B-21
THE FUND'S DISTRIBUTOR......................................................B-22
EXECUTION OF PORTFOLIO TRANSACTIONS.........................................B-22
PORTFOLIO TURNOVER..........................................................B-24
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION..............................B-25
DETERMINATION OF SHARE PRICE................................................B-27
PERFORMANCE INFORMATION.....................................................B-28
GENERAL INFORMATION.........................................................B-30
FINANCIAL STATEMENTS........................................................B-32
APPENDIX A..................................................................B-33
APPENDIX B..................................................................B-35


                                    THE TRUST


     The Trust is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

     The Trust is registered with the Securities and Exchange Commission ("SEC") as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.


                        INVESTMENT OBJECTIVE AND POLICIES


     The Hester Total Return Fund is a mutual fund with the investment objective of seeking the combination of income and capital appreciation that will produce the maximum total return consistent with reasonable risk. Prior to September 30, 1998, the Fund was known as the Avondale Total Return Fund. Prior to July 31, 2002 the Fund was known as the Avondale Hester Total Return Fund.

     The Fund is diversified (see fundamental investment restriction 1 under "Investment Restrictions"). Under applicable federal laws, the diversification of a mutual fund's holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund's total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then a fund would be subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.


     The  following  information   supplements  the  discussion  of  the  Fund's
investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

Preferred Stock

     A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Repurchase Agreements

     The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

     For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

     Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When-Issued Securities

     The Fund may from time to time purchase securities on a "when-issued" basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for them take place at a later date. Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income; however, it is the Fund's intention to be fully invested to the extent practicable and subject to the policies stated above. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase them with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by its purchase of securities on a when-issued basis. The Fund's Custodian will segregate liquid assets equal in value to commitments for when-issued securities. Such segregated assets either will mature or, if necessary, be sold on or before the settlement date.

Illiquid Securities

     The Fund may not invest more than 10% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. These securities might be adversely affected if qualified institutional buyers were unwilling to purchase such securities. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

U.S. Government Obligations

     U.S. Government securities include direct obligations issued by the United States Treasury, such as Treasury bills (maturities of one year or less), U.S. Treasury notes (maturities of one to ten years) and U.S. Treasury bonds (generally maturities of greater than ten years). They also include U.S. Government agencies and instrumentalities that issue or guarantee securities, such as the Federal Home Loan Banks, The Federal National Mortgage Association ("FNMA") and the Student Loan Marketing Association. Except for U.S. Treasury securities, obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some, such as those of the Federal Home Loan Banks, are backed by the right of the issuer to borrow from the Treasury, others by discretionary authority of the U.S. Government to purchase the agencies' obligations, while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to asset a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

Mortgage-Related Securities

     Mortgage related securities include mortgage pass-through securities, which represent interests in pools of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to the sale of underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to repayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U. S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA"), or by agencies and instrumentalities of the U.S. Government (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

     Collateralized mortgage obligations ("CMO's") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMO's are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. Other mortgage related securities include those that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property, such as CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Certain of these government interest-only and principal-only fixed mortgage-backed securities may be considered liquid under guidelines to be established by the Board of Trustees, if, under such procedures, they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share. Any interest-only and principal-only securities not determined to be liquid under these guidelines will be subject to the Fund's limitations on illiquid securities as set forth in the Prospectus.

Asset-Backed Securities

     The Fund may invest in asset-backed securities, which represent undivided fractional interests in a trust with assets consisting of a pool of domestic loans such as motor vehicle retail installment sales contracts or credit card receivables. Asset-backed securities are generally issued by governmental, government-related and private organizations. Payments are typically made monthly, consisting of both principal and interest payments. Asset-backed securities may be prepaid prior to maturity and, hence, the actual life of the security cannot be accurately predicted. During periods of falling interest rates, prepayments may accelerate, which would require the Fund to reinvest the proceeds at a lower interest. Although generally rated investment grade, it is possible that the securities could become illiquid or experience losses of guarantors or insurers defaults.

Corporate Debt Securities

     The Fund may invest in investment-grade corporate debt securities. Investment-grade securities are generally considered to be those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investor's Service, Inc. ("Moody's") or, if unrated, deemed to be of comparable quality by the Advisor. Securities that are rated Baa by Moody's or BBB by S&P may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds.


     Ratings of debt securities represent the rating agencies' opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security's rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial conditions may be better or worse than the rating indicates. The ratings for corporate debt securities are described in Appendix A.


Securities Lending

     Although the Fund's objective is capital appreciation, the Fund may lend up to 30% of its portfolio securities in order to generate additional income. Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities who are not affiliated with the Advisor or Distributor and whose creditworthiness is acceptable to the Advisor. The borrower must deliver to the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the loaned securities at all times during the loan. During the time the portfolio securities are on loan, the borrower pays the Fund any interest paid on such securities. The Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income if the borrower has delivered equivalent collateral or a letter of credit. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Fund or the borrower at any time.

Foreign Securities


     The Fund may invest up to 15% of its total assets in securities of foreign issuers, including Depository Receipts.

     American Depository Receipts, European Depository Receipts and Global Depository Receipts. The Fund may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies, while EDRs and GDRs, in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs, EDRs and GDRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.


     Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected by currency restrictions and exchange control regulations enacted from time to time.

     Euro Conversion. Several European countries adopted a single uniform currency known as the "euro," effective January 1, 1999. The euro conversion, that will take place over a several-year period, could have potential adverse effects on the Fund's ability to value its portfolio holdings in foreign securities, and could increase the costs associated with the Fund's operations. The Fund and the Advisor are working with providers of services to the Fund in the areas of clearance and settlement of trade to avoid any material impact on the Fund due to the euro conversion; there can be no assurance, however, that the steps taken will be sufficient to avoid any adverse impact on the Fund.

     Market Characteristics. The Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United
States. While growing, they usually have substantially less volume than U.S. markets, and the Fund's foreign securities may be less liquid and more volatile than U.S. securities. Also, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

     Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Short-Term Investments

     The Fund may invest in any of the following securities and instruments:

     Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

     In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

     Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

     Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in Appendix B.

                             INVESTMENT RESTRICTIONS

     The following policies and investment restrictions have been adopted by the Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of the Fund's outstanding voting securities as defined in the 1940 Act. The Fund may not:

     1. With respect to 75% of its total assets: (a) invest more than 5% of its total assets (taken at market value at the time of investment) in the securities of any one issuer, or (b) acquire more than 10% of the outstanding voting securities of any one issuer (at the time of acquisition); except that this restriction does not apply to securities issued or guaranteed by the United States Government or its agencies or instrumentalities.

     2. Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) through the lending of its portfolio securities as described above and in its Prospectus, or
(c) to the extent the entry into a repurchase agreement is deemed to be a loan.

     3. (a) Borrow money, except temporarily for extraordinary or emergency purposes from a bank and then not in excess of 10% of its total assets (at the lower of cost or fair market value). Any such borrowing will be made only if immediately thereafter there is an asset coverage of at least 300% of all borrowings, and no additional investments may be made while any such borrowings are in excess of 5% of total assets.

     (b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings.

     4. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

     5. Buy or sell interests in oil, gas or mineral  exploration or development
programs,   or  real  estate.  (Does  not  preclude  investments  in  marketable securities of issuers engaged in such activities.)

     6. Purchase or hold securities of any issuer, if, at the time of purchase or thereafter, any of the Trustees or officers of the Trust or the Fund's Investment Advisor owns beneficially more than 1/2 of 1%, and all such Trustees or officers holding more than 1/2 of 1% together own beneficially more than 5% of the issuer's securities.

     7. Purchase or sell real estate, commodities or commodity contracts or invest in put, call, straddle or spread options. (As a matter of operating policy, the Board of Trustees may authorize the Fund to engage in certain activities involving options and/or futures for bona fide hedging purposes; any such authorization will be accompanied by appropriate notification to shareholders.)

     8. Invest, in the aggregate, more than 10% of its net assets in securities with legal or contractual restrictions on resale, securities which are not readily marketable and repurchase agreements with more than seven days to maturity.

     9. Invest in any issuer for purposes of exercising control or management.

     10. Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.)

     11. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

     The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.

     1. The Fund may not invest in securities of other investment companies except as permitted under the 1940 Act.

     Except with respect to borrowing and illiquid securities, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

                        DISTRIBUTIONS AND TAX INFORMATION

Distributions


     Dividends from net investment income and distributions from net profits from the sale of securities are generally made annually. Also, the Fund typically distributes any undistributed net investment income on or about December 31 of each year. Any net capital gains realized through the period ended October 31 of each year will also be distributed by December 31 of each year.


     Each distribution by the Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

Tax Information

     Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to continue to qualify and elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided that it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. It is the Fund's policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes based on net income. To avoid the excise tax, the Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

     The Fund's ordinary income generally consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

     Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Portfolio designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Portfolio for its taxable year. The deduction, if any, may be reduced or eliminated if Portfolio shares held by a corporate investor are treated as debt-financed or are held for fewer than 46 days.

     Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

     Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Portfolio shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to certify the person's taxpayer identification number.


     The Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes. Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.


     The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax on amounts constituting ordinary income.

     In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder, and current administrative rulings and court decisions, all of which are subject to change. Any such charges could affect the validity of this discussion. The discussion also represents only a general summary of tax law and practice currently applicable to the Fund and certain shareholders therein, and, as such, is subject to change. In particular, the consequences of an investment in shares of the Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein. Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstance.

                         TRUSTEES AND EXECUTIVE OFFICERS


     The Trustees of the Trust are responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Fund. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


---------------------- ------------- ----------------- --------------------------------------- -----------------

                         Position     Term of Office                                                Other
         Name, Address     with       and Length of    Principal Occupation During Past Five    Directorships
            and Age     the Trust      Time Served                     Years                         Held
---------------------- ------------- ----------------- --------------------------------------- -----------------
                                  Independent Trustees of the Trust
----------------------------------------------------------------------------------------------------------------
Dorothy A. Berry*      Chairman      Indefinite Term   Consultant, Talon Industries            None.
  (born 1943)          and Trustee   since May 1991.   (administrative, management and
2020 E. Financial Way                                  business consulting); formerly Chief
Suite 100                                              Operating Officer, Integrated Asset
Glendora, CA 91741                                     Management (investment advisor and
                                                       manager) and formerly President,
                                                       Value Line, Inc. (investment advisory
                                                       and financial publishing firm)
---------------------- ------------- ----------------- --------------------------------------- -----------------
Wallace L. Cook*       Trustee       Indefinite Term   Retired.  Formerly Senior Vice          None.
  (born 1939)                        since May 1991.   President, Rockefeller Trust Co.;
2020 E. Financial Way                                  Financial Counselor, Rockefeller & Co.
Suite 100
Glendora, CA 91741
---------------------- ------------- ----------------- --------------------------------------- -----------------
Carl A. Froebel*       Trustee       Indefinite Term   Private Investor.  Formerly Managing    None.
  (born 1938)                        since May 1991.   Director, Premier Solutions, Ltd.
2020 E. Financial Way                                  Formerly President and Founder,
Suite 100                                              National Investor Data Services, Inc.
Glendora, CA 91741                                     (investment related computer
                                                       software).
---------------------- ------------- ----------------- --------------------------------------- -----------------
Rowley W.P. Redington* Trustee       Indefinite Term   President; Intertech  Computer          None.
  (born 1944)                        since May 1991.   Service Corp. (computer services and
2020 E. Financial Way                                  consulting); formerly Vice President,
Suite 100                                              PRS of New Jersey, Inc. (management
Glendora, CA 91741                                     consulting), and Chief Executive
                                                       Officer, Rowley Associates
                                                       (consultants).
---------------------- ------------- ----------------- --------------------------------------- -----------------
Ashley T. Rabun*       Trustee       Indefinite Term   Founder and Chief Executive Officer,    Trustee, Trust
  (born 1952)                        since May 2002.   InvestorReach, Inc. (financial          for Investment
2020 E. Financial Way                                  services marketing and distribution     Managers;
Suite 100                                              consulting).                            Trustee,
Glendora, CA 91741                                                                             E*TRADE Funds.
----------------------------------------------------------------------------------------------------------------
                                   Interested Trustee of the Trust
----------------------------------------------------------------------------------------------------------------
Steven J. Paggioli**   Trustee       Indefinite Term   Consultant, U.S. Bancorp Fund           Trustee,
  (born 1950)                        since May 1991.   Services, LLC since July 2001;          Managers Funds.
2020 E. Financial Way                                  formerly, Executive Vice President,
Suite 100                                              Investment Company Administration,
Glendora, CA 91741                                     LLC ("ICA") (mutual fund
                                                       administrator and the Fund's former
                                                       administrator).
----------------------------------------------------------------------------------------------------------------
                                        Officers of the Trust
----------------------------------------------------------------------------------------------------------------
Steven J. Paggioli     President     Indefinite Term
  (see above)          (Interested   since May 1991.
                       Trustee -
                       see above.)
---------------------- ------------- ----------------- --------------------------------------- -----------------
Robert M. Slotky       Treasurer     Indefinite Term   Vice President, U.S. Bancorp Fund       None.
  (born 1947)                        since May 1991.   Services, LLC since July 2001;
2020 E. Financial Way                                  formerly, Senior Vice President, ICA
Suite 100                                              (May 1997-July 2001); former
Glendora, CA 91741                                     instructor of accounting at
                                                       California State
                                                       University-Northridge (1997);
---------------------- ------------- ----------------- --------------------------------------- -----------------
Chad E. Fickett        Secretary     Indefinite Term   Compliance Administrator, U.S.          None.
  (born 1973)                        since March       Bancorp Fund Services, LLC since July
615 East Michigan St.                2002.             2000.
Milwaukee, WI 53202

---------------------- ------------- ----------------- --------------------------------------- -----------------


* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act.
** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Paggioli is an interested person of the Trust by virtue of his position as President of the Trust. He is also a consultant with U.S. Bancorp Fund Services, LLC, the administrator for the Fund.

Compensation

     Set forth below is the rate of compensation received by the Trustees. Each Disinterested Trustee receives an annual retainer of $10,000 and a fee of $2,500 for each regularly scheduled meeting. These Trustees also receive a fee of $1,000 for any special meeting attended. The Chairman of the Board of Trustees receives an additional annual retainer of $5,000. Disinterested trustees are also reimbursed for expenses in connection with each Board meeting attended. This amount is allocated among each of the Trust's portfolios. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

                                  Aggregate      Pension or Retirement  Estimated Annual
                              Compensation from   Benefits Accrued as    Benefits Upon    Total Compensation from
           Name of                   the         Part of Fund Expenses     Retirement    Trust 2 Paid to Trustees
       Person/Position             Trust 1

Dorothy A. Berry, Trustee          $25,000                None                None                $25,000
Wallace L. Cook, Trustee           $20,000                None                None                $20,000
Carl A. Froebel,                   $20,000                None                None                $20,000
Trustee
Rowley W.P. Redington, Trustee     $20,000                None                None                $20,000
Ashley T. Rabun, Trustee 3         $20,000                None                None                $20,000


1    For the fiscal year ended March 31, 2002.
2 For the fiscal year ended March 31, 2002, trustees fees and expenses in the amount of $5,951 were apportioned to the Fund.
3    Newly appointed to the Board of Trustees as of May 1, 2002.

Trust Committees

     The Trust has two standing committees: The Audit Committee and the Valuation Committee.

     The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The Audit Committee met once during the Funds' last fiscal year with respect to each Fund. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matter bearing on the audit or a Fund's financial statements and to ensure the integrity of each Fund's pricing and financial reporting.

     The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the Administrator's staff who is knowledgeable about the Funds and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. The Valuation Committee did not meet during the Funds' last fiscal year with respect to each Fund.

Control Persons, Principal Shareholders, and Management Ownership

     A principal shareholder is any person who owns of record or beneficially owns 5% or more of the outstanding shares of the Funds. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.

     As of June 30, 2002, no Independent Trustee of the Trust beneficially owned shares of the Funds and the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of the Funds. Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates. In addition, during the most recently completed calendar year, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Advisor, the Distributor or any affiliate thereof was a party. As of June 30, 2002, the following shareholders were considered to be either a control person or principal shareholder of the Funds:

Control Persons of the Hester Total Return Fund

---------------------------- ------------------------- -------------------------


Name and Address                   % Ownership             Type of Ownership

---------------------------- ------------------------- -------------------------

Charles Schwab & Co., Inc.            17.06%                    Record
101 Montgomery Street
San Francisco, CA 94104


Westwood Trust, TTEE                  5.05%                     Record
300 Crescent Court, Suite 1300
Dallas, TX 75201

---------------------------- ------------------------- -------------------------

                          THE FUND'S INVESTMENT ADVISOR

     As stated in the Prospectus, investment advisory services are provided to the Fund by Hester Capital Management, L.L.C., the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The Advisor is a majority-owned subsidiary of Morgan Asset Management, Inc. Morgan Asset Management, Inc. is a wholly-owned subsidiary of MK Holding, Inc., a wholly-owned subsidiary of Regions Financial Corporation, a bank and financial services holding company headquartered in Birmingham, AL.


     After its initial term, the Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board of Trustees of the Trust (or a majority of the outstanding shares of the Fund, and (2) a majority of the Trustees who are not interested persons of any party to the Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon sixty days' written notice and is automatically terminated in the event of its "assignment," as defined in the 1940 Act. The Advisor is controlled by its officers and directors.

     In renewing the Advisory Agreement on behalf of the Fund, at a meeting of the Board of Trustees in May 2002, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor; and (e) the nature of the Fund's investments. Specifically, in fulfilling the requirements outlined in Section 15(c) of the 1940 Act, the Board of Trustees noted, among other things, that the advisory fees to be paid by the Fund and the proposed expenses of the Fund were reasonable and generally consistent in relation to the relevant peer groups and that the Advisor's brokerage practices were reasonably efficient.

     Prior to September 30, 1998, advisory services were provided by a different investment manager.

     For the fiscal years ended March 31, 2002, 2001 and 2000, the Advisor received advisory fees of $94,934, $96,099 and $83,064, respectively. The Fund is responsible for its own operating expenses.

                                SERVICE PROVIDERS

Administrator, Transfer Agent, Fund Accountant

     U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"), provides administrative services to the Fund pursuant to an Administration Agreement. The Administration Agreement provides that the Administrator will prepare and coordinate reports and other materials supplied to the Trustees; prepare and/or supervise the preparation and filing of all securities filings, periodic financial reports, prospectuses, statements of additional information, marketing materials, tax returns, shareholder reports and other regulatory reports or filings required of the Fund; prepare all required filings necessary to maintain the Fund's ability to sell shares in all states where it currently does, or intends to do business; coordinate the preparation, printing and mailing of all materials (e.g., annual reports) required to be sent to shareholders; coordinate the preparation and payment of Fund related expenses; monitor and oversee the activities of the Fund's servicing agents (i.e., transfer agent, custodian, fund accountants, etc.); review and adjust as necessary the Fund's daily expense accruals; and perform such additional services as may be agreed upon by the Fund and the Administrator. U.S. Bancorp Fund Services, LLC also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.

     During each of the fiscal years ended March 31, 2002, 2001and 2000, the Administrator received fees of $30,000.

Custodian

     U.S. Bank, National Association, 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custodian Agreement, U.S. Bank, National Association holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Independent Accountants and Legal Counsel

     Tait, Weller & Baker, 8 Penn Center Plaza, Philadelphia, PA 19103, are the independent accountants for the Funds whose services include auditing the Funds' financial statements and the performance of related tax services.

     Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, California 94105-3441 is counsel to the Fund and provides counsel on legal matters relating to the Fund.


                             THE FUND'S DISTRIBUTOR


     Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), serves as distributor for the Funds. Pursuant to a distribution agreement between the Fund and the Distributor, the Distributor provides certain administration services and promotes and arranges for the sale of Fund shares. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD").

     The Distribution Agreement continues in effect for periods not exceeding one year if approved at least annually by (i) the Board of Trustees or the vote of a majority of the outstanding shares of the applicable Fund (as defined in the 1940 Act) and (ii) a majority of the Trustees who are not interested persons of any such party, in each case cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by the parties thereto upon sixty days' written notice, and is automatically terminated in the event of its assignment as defined in the 1940 Act.


                       EXECUTION OF PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

     Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

     In placing portfolio transactions, the Advisor will use its reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Advisor that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other services in addition to execution services. The Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Agreement with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

     While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Advisor's overall responsibilities to the Fund.

     Investment decisions for the Fund are made independently from those of other client accounts or mutual funds ("Funds") managed or advised by the Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts or Funds. In such event, the position of the Fund and such client account(s) or Funds in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts or Funds seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts or Funds simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts or Funds in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

     The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.


     For the fiscal year ended March 31, 2002, the Fund paid $5,574 in brokerage commissions with respect to portfolio transactions. Of such amount, $2,076 was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended March 31, 2001, the Fund paid $3,561 in brokerage commissions with respect to portfolio transactions. Of such amount, $990 was paid to firms for research, statistical or other services provided to the Advisor. For the fiscal year ended March 31, 2000, the Fund paid $7,013 in brokerage commissions with respect to portfolio transactions. Of such amount, $460 was paid to firms for research, statistical or other services provided to the Advisor.


                               PORTFOLIO TURNOVER


     Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. See "Portfolio Transactions and Brokerage." The Fund's portfolio turnover rate for the fiscal years ended March 31, 2002 and 2001 was 9.80% and 20.85%, respectively.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The information provided below supplements the information contained in the Fund's Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares

     The public offering price of Fund shares is the net asset value. Each Fund receives the net asset value. Shares are purchased at the public offering price next determined after the Transfer Agent receives your order in proper form as discussed in the Fund's Prospectus. In most cases, in order to receive that day's public offering price, the Transfer Agent must receive your order in proper form before the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m., Eastern time.

     The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

     The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Fund's shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Fund's shares.

How to Sell Shares

     You can sell your Fund shares any day the NYSE is open for regular trading.

Delivery of redemption proceeds

     Payments to shareholders for shares of the Fund redeemed directly from the Fund will be made as promptly as possible but no later than seven days after receipt by the Fund's Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Fund's shareholders. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

     The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Fund's portfolio securities at the time of redemption or repurchase.

Telephone redemptions

     Shareholders must have selected telephone transactions privileges on the Account Application when opening a Fund account. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, the Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest Account Application or other written request for services, including purchasing or redeeming shares of the Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest Account Application or as otherwise properly specified to the Fund in writing.

     The Transfer Agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Transfer Agent.

     During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Transfer Agent by telephone. In this event, you may wish to submit a written redemption request, as described in the Prospectus. The Telephone Redemption Privilege may be modified or terminated without notice.

Redemptions-in-kind

     The Trust has filed an election under SEC Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (i) $250,000 or (ii) 1% of the Fund's assets). The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder receives a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Automatic Investment Plan

     As discussed in the Prospectus, the Fund provides an Automatic Investment Plan for the convenience of investors who wish to purchase shares of the Fund on a regular basis. All record keeping and custodial costs of the Automatic Investment Plan are paid by the Fund. The market value of the Fund's shares is subject to fluctuation, so before undertaking any plan for systematic investment, the investor should keep in mind that this plan does not assure a profit nor protect against depreciation in declining markets.

                          DETERMINATION OF SHARE PRICE

     As noted in the Prospectus, the net asset value and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading. The Fund does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share. However, the net asset value of the Fund's shares may be determined on days the NYSE is closed or at times other than 4:00 p.m. if the Board of Trustees decides it is necessary.

     In valuing the Fund's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.


     The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share. An example of how the Fund calculated its net asset value per share as of March 31, 2002 is as follows:


                     Net Assets
                -----------------------  = Net Asset Value Per Share

                 Shares Outstanding

                     $14,367,581
                -----------------------  =  $34.76
                       413,345


                             PERFORMANCE INFORMATION

     From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return for the most recent one, five and ten year periods, or shorter periods from inception, through the most recent calendar quarter. The Fund may also advertise aggregate and average total return information over different periods of time.

     The Fund's total return may be compared to relevant indices, including Standard & Poor's 500 Composite Stock Index and indices published by Lipper. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

     Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.


Average Annual Total Return

     Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:


                                 P(1+T)n = ERV


     where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

     Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

     The average annual total return computed at the public offering price (net asset value) for the Fund for the fiscal year ended March 31, 2002 was as follows:*

One Year                              9.63%
Three Years                           4.78%
Since Inception                      10.16%
9/30/98 - 3/31/02

--------------

* Prior to September 30, 1998, the Fund had a different investment advisor. Performance from October 12, 1998, the inception date of the Fund, to September 1998 is not shown.



Average Annual Total Return (after Taxes on Distributions)

     The Fund's quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                 P(1+T)n = ATVD

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The average annual total return (after taxes on distributions) computed at the public offering price (net asset value) for the Fund for the fiscal year ended March 31, 2002 was as follows:*

One Year                               8.40%
Three Years                            2.97%
Since Inception                        8.34%
9/30/98 - 3/31/02
--------------

* Prior to September 30, 1998, the Fund had a different investment advisor. Performance from October 12, 1998, the inception date of the Fund, to September 1998 is not shown.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

     The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                 P(1+T)n = ATVDR

where "P" equals a hypothetical initial payment of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption.

     Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

     The  average  annual  total  return  (after  taxes  on  distributions   and
redemption) computed at the public offering price (net asset value) for the Fund for the fiscal year ended March 31, 2002 was as follows:*

One Year                               5.87%
Three Years                            3.58%
Since Inception   7.82%
9/30/98 - 3/31/02
--------------
* Prior to September 30, 1998, the Fund had a different investment advisor. Performance from October 12, 1998, the inception date of the Fund, to September 1998 is not shown.



                               GENERAL INFORMATION

     The Trust was organized as a Massachusetts business trust on February 24, 1987. The Agreement and Declaration of Trust permits the Board of Trustees to issue a limited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.

     Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

     The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Agreement and Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets for any shareholder held personally liable for obligations of the Fund or Trust. The Agreement and Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund or Trust and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Agreement and Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust's total assets. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

     The Boards of the Trust, the Advisor and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund.

                              FINANCIAL STATEMENTS


     The annual report to shareholders of the Fund for the fiscal year ended March 31, 2002 is a separate document supplied with this SAI and the financial statements, accompanying notes and report of independent accountants appearing therein are incorporated by reference in this SAI.



                                   APPENDIX A
                             CORPORATE BOND RATINGS*

Moody's Investors Service, Inc.

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Ratings Group

     AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

     AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A: Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

* Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

                                   APPENDIX B
                            COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

     Prime-1: Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2: Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."




                                     PART C
                           (Hester Total Return Fund)

                                OTHER INFORMATION

Item 23.  Exhibits

(a)  Agreement  and   Declaration  of  Trust  was  previously   filed  with  the
     Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(b) Bylaws was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995 and is incorporated herein by reference.

(c)  Instruments   Defining  Rights  of  Security  Holders  is  incorporated  by reference to Registrant's Declaration of Trust and Bylaws.

(d)  Investment Advisory Agreement is filed herewith.

(e) Form of Distribution Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

(f)  Bonus or Profit Sharing Contracts is not applicable.

(g) Form of Custody Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

(h)  Other Material Contracts

     (i) Form of Fund Administration Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 12, 2002 and is incorporated herein by reference.

     (ii) Form of Transfer Agent Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

     (iii)Form of Fund Accounting Servicing Agreement was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 15, 1998 and is incorporated herein by reference.

     (iv) Power of Attorney dated May 20, 2002 was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on June 7, 2002 and is incorporated herein by reference.

(i)  Opinion of Counsel is not applicable.

(j)  Consent of Independent Public Accountants is filed herewith.

(k)  Omitted Financial Statements is not applicable.

(l)  Agreement Relating to Initial Capital is not applicable.

(m) Form Rule 12b-1 Plan was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on January 16, 1996 and is incorporated herein by reference.

(n)  Rule 18f-3 Plan is not applicable.

(o)  Reserved.

(p) Code of Ethics for Registrant was previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on July 19, 2000 and is incorporated herein by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     The information on insurance and indemnification is incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement.

     In addition, insurance coverage for the officers and trustees of the Registrant also is provided under a Directors and Officers/Errors and Omissions Liability insurance policy issued by ICI Mutual Insurance Company with a $1,000,000 limit of liability.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

     Reference is also made to Paragraph 6 of the Distribution Agreement.

Item 26.  Business and Other Connections of the Investment Advisor

     With respect to the Investment Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Advisor Registration (Form ADV) filed with the Securities and Exchange Commission.

Item 27.  Distributor.

(a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the principal underwriter and distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

----------------------------------------- ------------------------------------------
          Advisors Series Trust                  Investors Research Fund, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           AHA Investment Funds                            IPS Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Alpine Equity Trust                        Jacob Internet Fund
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Alpine Series Trust                    The Jensen Portfolio, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
         Brandes Investment Trust                 Kayne Anderson Mutual Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
      Brandywine Advisors Fund, Inc.               Kit Cole Investment Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     Builders Fixed Income Fund, Inc.             Light Revolution Fund, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
            CCM Advisors Funds                         The Lindner Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
       CCMA Select Investment Trust                       LKCM Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Country Mutual Funds                       Monetta Fund, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
            Cullen Funds Trust                        Monetta Trust, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     The Dessauer Global Equity Fund             1-800-MUTUALS Advisor Series
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
              Everest Funds                       MW Capital Management Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
        First American Funds, Inc.                   PIC Investment Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
First American Insurance Portfolios, Inc.      Professionally Managed Portfolios
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
  First American Investment Funds, Inc.              Purisima Funds Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
   First American Strategy Funds, Inc.                  Quintara Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     First American Closed End Funds      Rainier Investment Management Mutual Funds
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
             FFTW Funds, Inc.                     RNC Mutual Fund Group, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     Fleming Mutual Fund Group, Inc.                   SAMCO Funds, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
         Fort Pitt Capital Funds                       SEIX Funds, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Glenmede Fund, Inc.                   TIFF Investment Program, Inc.
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
       Harding, Loevner Funds, Inc.              Trust for Investment Managers
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
           Hennessy Funds, Inc.              TT International U.S.A. Master Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
     The Hennessy Mutual Funds, Inc.                     Wexford Trust
----------------------------------------- ------------------------------------------
----------------------------------------- ------------------------------------------
              Investec Funds                             Zodiac Trust
----------------------------------------- ------------------------------------------

(b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar Positions and Offices with
Business Address    Distributors, LLC                Registrant
------------------- ------------------------------- ---------------------------
James R. Schoenike  President, Board Member         None
------------------- ------------------------------- ---------------------------
------------------- ------------------------------- ---------------------------
Donna J. Berth      Treasurer                       None
------------------- ------------------------------- ---------------------------
------------------- ------------------------------- ---------------------------
Suzanne E. Riley    Secretary                       None
------------------- ------------------------------- ---------------------------
------------------- ------------------------------- ---------------------------
Joe Redwine         Board Member                    None
------------------- ------------------------------- ---------------------------
------------------- ------------------------------- ---------------------------
Bob Kern            Board Member                    None
------------------- ------------------------------- ---------------------------
------------------- ------------------------------- ---------------------------
Paul Rock           Board Member                    None
------------------- ------------------------------- ---------------------------
------------------- ------------------------------- ---------------------------
Jennie Carlson      Board Member                    None
------------------- ------------------------------- ---------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c)  Not Applicable.

Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

------------------------------- --------------------------------------
Records Relating to:            Are located at:
------------------------------- --------------------------------------
Registrant's Fund Administrator U.S. Bancorp Fund Services, LLC
                                615 East Michigan Street, 3rd Floor
                                Milwaukee, WI  53202
------------------------------- --------------------------------------
Registrant's Fund Accountant    Orbitex Data Services, Inc.
and Transfer Agent              14707 California Street, Suite 5
                                Omaha, Nebraska 68154
------------------------------- --------------------------------------
Registrant's Custodian          U.S. Bank, National Association
                                425 Walnut Street
                                Cincinnati, OH  45202
------------------------------- --------------------------------------
Registrant's Investment Advisor Hester Capital Management, L.L.C.
                                100 Congress Avenue
                                Austin, TX 78701
------------------------------- --------------------------------------

Item 29.  Management Services Not Discussed in  Parts A and B.

          Not Applicable.

Item 30.  Undertakings.

          Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 29th day of July, 2002.


                                            Professionally Managed Portfolios

                                            By: Steven J. Paggioli*
                                              -------------------------------
                                                Steven J. Paggioli
                                                President

     Pursuant to the requirements of the Securities Act of 1933, this amendment to this Registration Statement has been signed below by the following persons in the capacities and on July 29, 2002.

Signature                   Title

Steven J. Paggioli*         President and Trustee
-------------------
Steven J. Paggioli

Dorothy A. Berry*           Trustee
-----------------
Dorothy A. Berry

Wallace L. Cook*            Trustee
----------------
Wallace L. Cook

Carl A. Froebel*            Trustee
----------------
Carl A. Froebel

Rowley W. P. Redington*     Trustee
-----------------------
Rowley W. P. Redington

Ashley T. Rabun*            Trustee
----------------
Ashley T. Rabun

Robert M. Slotky*           Principal Financial and Accounting Officer
-----------------
Robert M. Slotky

*  By /s/ Chad E. Fickett
   ------------------------
        Chad E. Fickett
        Attorney-in-Fact pursuant to Power
        of Attorney



EXHIBIT INDEX

      Exhibit                                                   Exhibit No.
      -------                                                   -----------

      Investment Advisory Agreement                                 EX-99.d
      Consent of Auditors                                          EX-99.j.